Exhibit 99.1

Monthly Noteholder's Statement

Synchrony Card Issuance Trust

SynchronySeries

Pursuant to the Amended and Restated Master Indenture, dated as of May 1, 2018 (as amended and supplemented, the “Indenture”) between Synchrony Card Issuance Trust (the “Issuer”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the SynchronySeries Indenture Supplement (as amended and supplemented, the “Indenture Supplement”), dated as of September 26, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause Synchrony Bank (the “Servicer”), to prepare certain information each month regarding current distributions to the SynchronySeries Noteholders and the performance of the Issuer during the previous month. The information is required to be prepared with respect to the Payment Date as set forth below, and with respect to the performance of the Issuer during the Monthly Period ended as set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables purchased by the Issuer until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Monthly Period Beginning:	07/01/2026
Monthly Period Ending:	07/31/2026
Payment Date:	08/17/2026
Loss Cycles in Period:	28

I. Trust Receivables Information (Monthly Period)

a.	BOP Number of Accounts	9,698,470
b.	EOP Number of Accounts	9,623,542

c.	BOP Aggregate Principal Receivables	10,972,300,373.45
d.	BOP Finance Charge Receivables (Excludes Discount Option Receivables )	502,909,003.95
e.	BOP Discount Option Receivables	0.00
f.	BOP Total Receivables	11,475,209,377.40

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Finance Charge Receivables from Additional Accounts (Excludes Discount Option Receivables )	0.00
i.	Increase in Discount Option Receivables	0.00

j.	Decrease in Principal Receivables due to Account Removal	0.00
k.	Decrease in Finance Charge Receivables due to Account Removal (Excludes Discount Option Receivables )	0.00
l.	Decrease in Discount Option Receivables	0.00

m.	EOP Aggregate Principal Receivables	10,893,543,177.22
n.	EOP Finance Charge Receivables (Excludes Discount Option Receivables )	511,307,421.47
o.	EOP Discount Option Receivables	0.00
p.	EOP Total Receivables	11,404,850,598.69

q.	BOP Excess Funding Account Balance	0.00
r.	EOP Excess Funding Account Balance	0.00
s.	EOP Minimum Pool Balance	6,756,756,757.00

t.	EOP Minimum Free Equity Amount	544,677,158.86
u.	EOP Free Equity Amount	4,136,786,420.22

II. Investor Information (Sum of all Series)*

a.	Note Principal Balance
	i.	Beginning of Interest Period	5,000,000,000.00
	ii.	Increase in note principal Balance due to New Issuance / Additional Draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and notes Retired	0.00
	iv.	As of Payment Date	5,000,000,000.00

b.	Subordinated Transferor Amount
	i.	Beginning of Interest Period	1,756,756,757.00
	ii.	As of Payment Date	1,668,918,919.00

c.	Principal Funding Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	As of Payment Date	250,000,000.00

d.	Collateral Amount
	i.	Beginning of Interest Period	6,756,756,757.00
	ii.	As of Payment Date	6,418,918,919.00

*	Throughout this Section II, Beginning of Interest Period Amounts include any issuances that occurred during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to the report.

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	28.3297%
	ii.	Three-Month Average	28.5372%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	25.2915%
	ii.	Three-Month Average	25.2096%

c.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	5.3437%
	ii.	Prior Monthly Period	5.2681%
	iii.	Two Months Prior Monthly Period	5.4128%
	iv.	Three Months Prior Monthly Period	5.7066%
	v.	Three-Month Average	5.3415%

d.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	4.1142%
	ii.	Prior Monthly Period	4.0897%
	iii.	Two Months Prior Monthly Period	4.1743%
	iv.	Three Months Prior Monthly Period	4.4348%
	v.	Three-Month Average	4.1261%

e.	Default Amount for Defaulted Accounts	48,860,288.23

f.	Recovery Amount	11,242,167.36

g.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)	37,618,120.87

h.	Number of Accounts Charged Off	20,353

i.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)	1,848.28

j.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	93,101	0.9674%	192,381,334.48	1.6868%
	ii.	30-59 Days Delinquent	32,294	0.3356%	86,159,844.94	0.7555%
	iii.	60-89 Days Delinquent	22,721	0.2361%	65,961,598.03	0.5784%
	iv.	90-119 Days Delinquent	19,089	0.1984%	58,196,184.32	0.5103%
	v.	120-149 Days Delinquent	14,840	0.1542%	49,793,308.75	0.4366%
	vi.	150-179 Days Delinquent	14,079	0.1463%	49,779,111.10	0.4365%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	196,124	2.0380%	502,271,381.62	4.4040%

IV. Series Performance Data

	July	June	May
	Monthly Period	Monthly Period	Monthly Period

(a) Portfolio Yield	21.76%	21.28%	22.94%
(b) Base Rate	5.19%	5.42%	5.45%
(a)- (b) = Excess Spread Percentage	16.57%	15.86%	17.49%
Three Month Average Excess Spread Percentage	16.64%	16.92%	17.49%

V. Collections and Allocations		Trust	Series

a.	Finance Charge Collections (excluding f.)	259,035,264.59	159,514,250.13
b.	Servicing Fee Retained	18,287,167.22	11,261,261.19
c.	Principal Collections	2,775,056,308.89	1,708,883,254.85
d.	Default Amount	48,860,288.23	30,088,228.52
e.	Net Swap Receipts		0.00
f.	Investment Earnings Treated as Finance Charge Collections		1,262,874.48

VI. Allocation Percentages

a.	Allocation Percentage Denominators
	i.	Aggregate Principal Receivables Balance as of EOP Prior Monthly Period	10,972,300,373.45
	ii.	Number of Days at Balance	31

b.	SynchronySeries Allocation Percentages
	i.	SynchronySeries Floating Allocation Percentage (daily average)	61.5801%
	ii.	SynchronySeries Principal Allocation Percentage (daily average)	61.5801%

VII. Shared Excess Available Finance Charge Collections

a.	Finance Charge Shortfall for SynchronySeries	0.00
b.	Finance Charge Shortfall for all Series	0.00
c.	Shared Excess Available Finance Charges Collections Allocated to SynchronySeries	0.00

VIII. Information Regarding the Current Distribution to Noteholders

The amount of distribution to Noteholders on the related Payment Date per $1,000 Initial Dollar Principal Amount

Tranche	Benchmark Determination Date	Benchmark Rate	Interest Rate	Interest Distribution	Principal Distribution	Total Distribution
Class A (2023-2)			5.7400%	4.78	0.00	4.78
Class A (2024-1)			5.0400%	4.20	0.00	4.20
Class A (2024-2)			4.9300%	4.11	0.00	4.11
Class A (2025-1)			4.7800%	3.98	0.00	3.98
Class A (2025-2)			4.4900%	3.74	0.00	3.74
Class A (2025-3)			4.0600%	3.38	0.00	3.38
Class A (2026-1)			4.1800%	3.48	0.00	3.48

IX. Outstanding Dollar Principal Amount of SynchronySeries Notes as of the Payment Date

Tranche	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Principal distribution on the Payment Date
Class A (2023-2)	750,000,000.00	750,000,000.00	500,000,000.00	0.00
Class A (2024-1)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2024-2)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2025-1)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2025-2)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2025-3)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Class A (2026-1)	500,000,000.00	500,000,000.00	500,000,000.00	0.00
Total Class A	5,000,000,000.00	5,000,000,000.00	4,750,000,000.00	0.00
Total Class B	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00
Total	5,000,000,000.00	5,000,000,000.00	4,750,000,000.00	0.00

X. Nominal Liquidation Amount of SynchronySeries Notes

Tranche	Nominal Liquidation Amount as of Beginning of Interest Period*	Increases from amounts withdrawn from the Note Retirement Subaccounts in respect of Prefunding Excess Amounts	Reimbursements of prior Nominal Liquidation Amount Deficits from Available Finance Charge Collections	Increase due to additional notes issued during Monthly Period	Reductions due to reallocations of Available Principal Collections and Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Subaccounts	Reductions due to amounts deposited in applicable Note Retirement Subaccount	Nominal Liquidation Amount as of end of Interest Period*
Class A (2023-2)	750,000,000.00	0.00	0.00	0.00	0.00	(250,000,000.00)	0.00	500,000,000.00
Class A (2024-1)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2024-2)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2025-1)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2025-2)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2025-3)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2026-1)	500,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	500,000,000.00
Total Class A	5,000,000,000.00	0.00	0.00	0.00	0.00	(250,000,000.00)	0.00	4,750,000,000.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	5,000,000,000.00	0.00	0.00	0.00	0.00	(250,000,000.00)	0.00	4,750,000,000.00

*	Beginning of Interest Period amounts include any issuances that occurred during the Monthly Period related to this report. As of end of Interest Period amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XI. SynchronySeries Required and Subordinated Amounts*

Beginning of Interest Period

Tranche	Required Subordinated Amount	Total Subordinated Amount	Nominal Liquidation Amount of Class B Notes	Nominal Liquidation Amount of Class C Notes	Nominal Liquidation Amount of Class D Notes	Subordinated Transferor Amount
Class A (2023-2)	263,513,513.55
Class A (2024-1)	263,513,513.55
Class A (2024-2)	263,513,513.55
Class A (2025-1)	263,513,513.55
Class A (2025-2)	263,513,513.55
Class A (2025-3)	263,513,513.55
Class A (2026-1)	175,675,675.70
Total Class A	1,756,756,757.00	1,756,756,757.00	0.00	0.00	0.00	1,756,756,757.00
Total Class B	1,250,000,000.00	1,756,756,757.00		0.00	0.00	1,756,756,757.00
Total Class C	813,953,489.00	1,756,756,757.00			0.00	1,756,756,757.00
Total Class D	263,157,895.00	1,756,756,757.00				1,756,756,757.00

As of Payment Date

Tranche	Required Subordinated Amount	Total Subordinated Amount	Nominal Liquidation Amount of Class B Notes	Nominal Liquidation Amount of Class C Notes	Nominal Liquidation Amount of Class D Notes	Subordinated Transferor Amount
Class A (2023-2)	175,675,675.68
Class A (2024-1)	263,513,513.53
Class A (2024-2)	263,513,513.53
Class A (2025-1)	263,513,513.53
Class A (2025-2)	263,513,513.53
Class A (2025-3)	263,513,513.53
Class A (2026-1)	175,675,675.68
Total Class A	1,668,918,919.00	1,668,918,919.00	0.00	0.00	0.00	1,668,918,919.00
Total Class B	1,187,500,000.00	1,668,918,919.00		0.00	0.00	1,668,918,919.00
Total Class C	773,255,814.00	1,668,918,919.00			0.00	1,668,918,919.00
Total Class D	250,000,000.00	1,668,918,919.00				1,668,918,919.00

*	Throughout this Section XI, Beginning of Interest Period Amounts include any issuances that occured during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XII. Interest Funding Account Sub-Accounts

Tranche	Beginning Interest Funding Subaccount Balance	Targeted deposit to the Interest Funding Subaccount for the current period	Previous shortfalls of targeted deposits to the Interest Funding Subaccount	Actual deposit to Interest Funding Subaccount	Amount withdrawn from the Interest Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Interest Funding Subaccount Balance
Class A (2023-2)	0.00	3,587,500.00	0.00	3,587,500.00	(3,587,500.00)	0.00	0.00
Class A (2024-1)	0.00	3,150,000.00	0.00	3,150,000.00	(3,150,000.00)	0.00	0.00
Class A (2024-2)	0.00	3,081,250.00	0.00	3,081,250.00	(3,081,250.00)	0.00	0.00
Class A (2025-1)	0.00	2,987,500.00	0.00	2,987,500.00	(2,987,500.00)	0.00	0.00
Class A (2025-2)	0.00	2,806,250.00	0.00	2,806,250.00	(2,806,250.00)	0.00	0.00
Class A (2025-3)	0.00	2,537,500.00	0.00	2,537,500.00	(2,537,500.00)	0.00	0.00
Class A (2026-1)	0.00	1,741,666.67	0.00	1,741,666.67	(1,741,666.67)	0.00	0.00
Total Class A	0.00	19,891,666.67	0.00	19,891,666.67	(19,891,666.67)	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	19,891,666.67	0.00	19,891,666.67	(19,891,666.67)	0.00	0.00

XIII. Principal Funding Account Sub-Accounts

Tranche	Beginning Principal Funding Subaccount Balance	Targeted deposit to the Principal Funding Subaccount for the current period	Previous shortfall of targeted deposit to the Principal Funding	Actual deposit to Principal Funding Subaccount	Amount withdrawn from Principal Funding Subaccount for payments to Noteholders	Other Withdrawals	Ending Principal Funding Subaccount Balance
Class A (2023-2)	0.00	250,000,000.00	0.00	250,000,000.00	0.00	0.00	250,000,000.00
Class A (2024-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2024-2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2025-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2025-2)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2025-3)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2026-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	250,000,000.00	0.00	250,000,000.00	0.00	0.00	250,000,000.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	250,000,000.00	0.00	250,000,000.00	0.00	0.00	250,000,000.00

XIV. Class D Reserve Sub-Accounts

Tranche	Beginning Class D Reserve Subaccount Balance	Targeted deposit to the Class D Reserve Subaccount for the current period	Actual deposit to Class D Reserve Subaccount	Class D Reserve Subaccount earnings for the current period	Amount withdrawn with respect of payment of interest or principal to Noteholders	Withdrawal of Excess Amounts	Ending Class D Reserve Subaccount

Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XV. Accumulation Reserve Sub-Accounts

Tranche	Beginning Accumulation Reserve Subaccount Balance	Targeted deposit to the Accumulation Reserve Subaccount for the current period	Actual deposit to Accumulation Reserve Subaccount	Accumulation Reserve Subaccount earnings for the current period	Amount withdrawn with respect of payment of principal to Noteholders	Withdrawal of Excess Amounts	Ending Accumulation Reserve Subaccount Balance
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XVI. Series Early Amortization Events

a.	Average Excess Spread Percentage for three consecutive Monthly Periods is less than required Excess Spread Percentage	No

b.	The Outstanding Dollar Principal Amount is outstanding beyond the Scheduled Principal Payment Date	No

c.	Has an early amortization event occurred?	No

XVII. Risk Retention

a.	U.S. Risk Retention
	i. Required Risk Retention Transferor Amount (as of EOP)	250,000,000.00
	ii. Risk Retention Transferor Amount (as of EOP)	5,893,543,177.22

b.	E.U. Risk Retention

At the date of this statement, Synchrony Bank, as “originator” (as such term is defined for the purposes of each of the EU Securitization Regulation and the UK Securitization Framework), retains and will retain, continually and on an ongoing basis for as long as any notes remain outstanding, a material net economic interest of not less than five percent of the nominal value of the securitized exposures, in a form that is intended to qualify as an originator’s interest as provided in (i) option (b) of Article 6(3) of the EU Securitization Regulation, (ii) paragraph (1)(b) of SECN 5.2.8R and (iii) paragraph (b) of Article 6(3) of Chapter 2 of the PRASR, by holding all the membership interests in the depositor which in turn holds all or part of the transferor interest.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 13th day of August 2026.

Synchrony Bank, as Servicer

By:	/s/ Chris Coffey
Name:	Chris Coffey
Its:	Authorized Signatory